Onerous Contract Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Onerous Contracts Provision [Abstract]
Summary of Onerous Contract Provisions
Total
As at January 1, 2019 (Note 3)	78
Liabilities Settled	(6)
Change in Assumptions	(11)
Change in Discount Rate	4
Unwinding of Discount on Onerous Contract Provisions	2
As at June 30, 2019	67
Less: Current Portion	16
Long-Term Portion	51